GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
Schedule of Goodwill

The following table summarizes the changes in the Company’s goodwill balances (in millions):

	December 2, 2017	February 25, 2017
Balance at beginning of period	$1,167.8	$1,131.1
Acquisitions	157.8	36.7
Impairment	(142.3)	—

Balance at end of period	$1,183.3	$1,167.8

The following table summarizes the changes in the Company’s goodwill balances (in millions):

	February 25, 2017	February 27, 2016
Balance at beginning of year	$1,131.1	$1,013.8
Acquisitions and related adjustments(1)	36.7	117.3

Balance at end of year	$1,167.8	$1,131.1

(1)	Fiscal 2015 includes a $13.5 million adjustment to deferred income tax liabilities assumed in the Safeway acquisition.

Intangible Assets

The Company’s Intangible assets consisted of the following (in millions):

		February 25, 2017			February 27, 2016
	Estimated useful lives (Years)	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
Trade names	40	$1,910.9	$(123.4)	$1,787.5	$1,900.8	$(72.7)	$1,828.1
Beneficial lease rights	12	936.1	(280.6)	655.5	911.4	(201.7)	709.7
Customer prescription files	5	1,468.4	(784.4)	684.0	1,437.9	(495.2)	942.7
Covenants not to compete	5	3.5	(1.9)	1.6	3.4	(1.4)	2.0
Internally developed software	5	468.6	(170.1)	298.5	422.7	(85.8)	336.9

Total finite-lived intangible assets		4,787.5	(1,360.4)	3,427.1	4,676.2	(856.8)	3,819.4
Liquor licenses and restricted covenants	Indefinite	70.7	—	70.7	63.1	—	63.1

Total intangible assets, net		$4,858.2	$(1,360.4)	$3,497.8	$4,739.3	$(856.8)	$3,882.5

Estimated future amortization expense

Estimated future amortization expense associated with the net carrying amount of intangibles with finite lives is as follows (in millions):

Fiscal Year	Amortization Expected
2017	$509.1
2018	408.9
2019	373.8
2020	137.0
2021	120.1
Thereafter	1,878.2

Total	$3,427.1